Fair Value Measurements and Fair Value of Instruments - Schedule of Earnout Payment of Measurement (Details)	Dec. 31, 2021
Discount Rate
Fair Value Disclosures [Line Items]
Earnout payment	3.50
Volatility
Fair Value Disclosures [Line Items]
Earnout payment	24.80